Note 7 - Balance Sheet Disclosures - Maturity Profiles of Future Lease Payments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Total cash outflow for leases	€ 435	€ 323	€ 276
Buildings [member]
Statement Line Items [Line Items]
Total cash outflow for leases	423	311	271
Cars [member]
Statement Line Items [Line Items]
Total cash outflow for leases	12	12	€ 5
Not later than one year [member]
Statement Line Items [Line Items]
Total cash outflow for leases	503	323
Not later than one year [member] | Buildings [member]
Statement Line Items [Line Items]
Total cash outflow for leases	488	311
Not later than one year [member] | Cars [member]
Statement Line Items [Line Items]
Total cash outflow for leases	15	12
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Total cash outflow for leases	2,000	1,326
Later than one year and not later than five years [member] | Buildings [member]
Statement Line Items [Line Items]
Total cash outflow for leases	1,988	1,302
Later than one year and not later than five years [member] | Cars [member]
Statement Line Items [Line Items]
Total cash outflow for leases	12	24
Later than five years [member]
Statement Line Items [Line Items]
Total cash outflow for leases	810	421
Later than five years [member] | Buildings [member]
Statement Line Items [Line Items]
Total cash outflow for leases	€ 810	€ 421